Business and Summary of Significant Accounting Policies - Other Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Impairment of other intangible assets			$ 0
Title plants
Schedule of Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Impairment expense	$ 0	$ 0	$ 1,000,000
FNF Group Core | Computer Software
Schedule of Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Impairment of other intangible assets	$ 1,000,000
FNF Group Core | Trade names
Schedule of Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Impairment of other intangible assets		$ 1,000,000
Customer relationships
Schedule of Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Useful life (in years)	10 years
Trademarks and Trade Names
Schedule of Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Useful life (in years)	10 years
Minimum | Software and Software Development Costs
Schedule of Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Useful life (in years)	5 years
Maximum | Software and Software Development Costs
Schedule of Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Useful life (in years)	10 years